Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Sales through an agent		$ 1,803,000	$ 1,826,000
Interest expense	$ 76,000	61,000	49,000
Trade and other receivables	18,060	5,333
Other expenses	$ 25,299,000	$ 78,991,000	7,716,000
Related parties repayable, term	1 year
Average interest rate	6.00%	6.00%
Related Parties [Member]
Related Party Transactions (Details) [Line Items]
Other expenses	$ 494,000	$ 427,000	$ 325,000